Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Polibeli Group Ltd
Entity Central Index Key	0002035697
Entity File Number	000-000000
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Suntec Tower 3
Entity Address, Address Line Two	8 Temasek Boulevard Road
Entity Address, Address Line Three	#24-03
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	038988
Entity Listings [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.00001 per share
Trading Symbol	PLBL
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	319,108,190
Class B Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	47,279,280
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Chen Hua
Entity Address, Address Line One	Landmark Pluit Tower D 5th & 6th Floor
Entity Address, Address Line Two	Jl. Pluit Selatan Raya
Entity Address, Address Line Three	Pluit, Penjaringan
Entity Address, City or Town	Kota Jakarta Utara
Entity Address, Country	ID
Entity Address, Postal Zip Code	14450
Entity Phone Fax Numbers [Line Items]
City Area Code	+62
Local Phone Number	21-22531366